PROVISION FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2024
Provision For Reclamation And Rehabilitation [Abstract]
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Terronera	Guanaceví	Bolañitos	Pitarrilla	Total
Balance at December 31, 2022	$251	$4,103	$3,203	$44	$7,601

Accretion	-	313	263	-	576
Effects of movements in exchange rates	37	653	510	10	1,210
Change in estimates during the year	1,014	(865)	(791)	-	(642)
Balance at December 31, 2023	$1,302	$4,204	$3,185	$54	$8,745

Accretion	-	372	283	-	655
Effects of movements in exchange rates	(125)	(735)	(566)	(9)	(1,425)
Change in estimates during the year	1,168	2,039	453	-	3,660
Balance at December 31, 2024	$2,345	$5,884	$3,361	$45	$11,635